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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-07318

                    Pioneer International Value Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer International Value Fund

 Schedule of Investments 8/31/12

 Shares

 Floating

 Rate (d)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 COMMON STOCKS - 98.1%

 Energy - 8.6%

 Oil & Gas Drilling - 0.7%

 33,700

 Ensco Plc

 $

 1,933,369

 Integrated Oil & Gas - 7.4%

 884,156

 BP Plc

 $

 6,184,094

 126,200

 Eni S.p.A.

 2,790,379

 149,300

 Lukoil OAO (A.D.R.)

 8,483,226

 74,677

 Total SA

 3,721,327

 $

 21,179,026

 Oil & Gas Refining & Marketing - 0.5%

 28,700

 Marathon Petroleum Corp. *

 $

 1,485,225

 Total Energy

 $

 24,597,620

 Materials - 8.8%

 Fertilizers & Agricultural Chemicals - 0.8%

 47,910

 Yara International ASA

 $

 2,343,177

 Construction Materials - 1.5%

 155,400

 CRH Plc

 $

 2,736,815

 1,139,000

 Semen Gresik Persero Tbk PT

 1,483,188

 $

 4,220,003

 Diversified Metals & Mining - 2.6%

 254,400

 Eurasian Natural Resources Corp Plc

 $

 1,220,939

 53,400

 Freeport-McMoRan Copper & Gold, Inc.

 1,928,274

 21,600

 Rio Tinto, Ltd.

 1,106,044

 99,553

 Southern Copper Corp.

 3,239,455

 $

 7,494,712

 Gold - 2.1%

 113,400

 Barrick Gold Corp.

 $

 4,368,168

 31,300

 Newmont Mining Corp.

 1,586,284

 $

 5,954,452

 Precious Metals & Minerals - 0.4%

 65,800

 Impala Platinum Holdings, Ltd.

 $

 1,039,899

 Steel - 1.4%

 94,300

 Ternium SA (A.D.R.)

 $

 1,787,928

 135,900

 Vale SA (A.D.R.)

 2,224,683

 $

 4,012,611

 Total Materials

 $

 25,064,854

 Capital Goods - 11.6%

 Construction & Engineering - 0.8%

 88,100

 KBR, Inc.

 $

 2,386,629

 Heavy Electrical Equipment - 3.2%

 160,400

 ABB, Ltd.

 $

 2,784,101

 74,002

 Alstom SA

 2,626,954

 449,000

 Mitsubishi Electric Corp.

 3,669,357

 $

 9,080,412

 Industrial Conglomerates - 4.4%

 8,071,700

 Alliance Global Group, Inc.

 $

 2,262,678

 118,800

 Koninklijke Philips Electronics NV

 2,727,525

 693,000

 Shanghai Industrial Holdings, Ltd.

 1,908,082

 60,700

 Siemens AG

 5,755,574

 $

 12,653,859

 Construction & Farm Machinery & Heavy Trucks - 0.8%

 13,100

 Joy Global, Inc.

 $

 699,278

 111,200

 The Manitowoc Co., Inc.

 1,432,256

 $

 2,131,534

 Trading Companies & Distributors - 2.4%

 275,100

 ITOCHU Corp.

 $

 2,803,610

 4,175,100

 Noble Group, Ltd.

 4,026,183

 $

 6,829,793

 Total Capital Goods

 $

 33,082,227

 Transportation - 2.5%

 Airlines - 1.2%

 630,862

 Ryanair Holdings Plc *

 $

 3,308,947

 Marine - 0.4%

 200

 AP Moeller - Maersk A/S

 $

 1,304,109

 Highways & Railtracks - 0.9%

 5,783,500

 Yuexiu Transport Infrastructure, Ltd.

 $

 2,520,023

 Total Transportation

 $

 7,133,079

 Automobiles & Components - 4.6%

 Auto Parts & Equipment - 0.2%

 89,000

 China XD Plastics Co., Ltd. *

 $

 385,370

 Tires & Rubber - 1.8%

 147,000

 Bridgestone Corp.

 $

 3,432,288

 162,000

 Pirelli & C. S.p.A.

 1,777,987

 $

 5,210,275

 Automobile Manufacturers - 2.6%

 65,500

 Daimler AG

 $

 3,207,012

 106,100

 Toyota Motor Corp.

 4,217,339

 $

 7,424,351

 Total Automobiles & Components

 $

 13,019,996

 Consumer Durables & Apparel - 6.0%

 Homebuilding - 1.8%

 608,800

 Sekisui Chemical Co., Ltd.

 $

 4,994,870

 Household Appliances - 1.6%

 190,000

 Electrolux AB

 $

 4,588,694

 Apparel, Accessories & Luxury Goods - 2.6%

 17,400

 Christian Dior SA

 $

 2,469,706

 81,799

 Cie Financiere Richemont SA

 5,006,114

 $

 7,475,820

 Total Consumer Durables & Apparel

 $

 17,059,384

 Retailing - 0.6%

 Automotive Retail - 0.6%

 15,400

 USS Co., Ltd.

 $

 1,655,602

 Total Retailing

 $

 1,655,602

 Food & Staples Retailing - 3.2%

 Food Retail - 3.2%

 16,300

 Casino Guichard Perrachon SA

 $

 1,446,176

 159,300

 FamilyMart Co., Ltd.

 7,683,557

 $

 9,129,733

 Total Food & Staples Retailing

 $

 9,129,733

 Food, Beverage & Tobacco - 6.7%

 Packaged Foods & Meats - 2.9%

 132,000

 Nestle SA

 $

 8,202,419

 Tobacco - 3.8%

 141,914

 Imperial Tobacco Group Plc

 $

 5,528,612

 180,400

 Japan Tobacco, Inc.

 5,445,084

 $

 10,973,696

 Total Food, Beverage & Tobacco

 $

 19,176,115

 Health Care Equipment & Services - 2.0%

 Health Care Services - 2.0%

 78,175

 Fresenius Medical Care AG & Co. KGaA

 $

 5,632,414

 Total Health Care Equipment & Services

 $

 5,632,414

 Pharmaceuticals, Biotechnology & Life Sciences - 8.8%

 Pharmaceuticals - 8.8%

 36,900

 Bayer AG

 $

 2,862,166

 380,500

 GlaxoSmithKline Plc

 8,604,393

 129,000

 Novartis AG

 7,597,814

 32,706

 Roche Holding AG

 5,950,646

 $

 25,015,019

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 25,015,019

 Banks - 12.5%

 Diversified Banks - 12.5%

 373,500

 Banco Santander Brasil SA (A.D.R.)

 $

 2,831,130

 12,000,000

 Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT

 1,235,138

 8,347,900

 China Construction Bank Corp.

 5,505,641

 2,172,400

 China Minsheng Banking Corp, Ltd.

 1,775,857

 1,181,100

 Commerzbank AG *

 1,864,368

 4,313,600

 Intesa Sanpaolo S.p.A.

 6,748,909

 214,100

 Itau Unibanco Holding SA (A.D.R.)

 3,384,921

 200,808

 National Australia Bank, Ltd.

 5,243,234

 493,700

 Philippine National Bank *

 812,603

 171,495

 Societe Generale SA

 4,516,811

 69,800

 Standard Chartered Plc

 1,543,674

 $

 35,462,286

 Total Banks

 $

 35,462,286

 Diversified Financials - 3.1%

 Multi-Sector Holdings - 0.5%

 1,302,000

 First Pacific Co., Ltd.

 $

 1,398,968

 Specialized Finance - 0.6%

 33,300

 Deutsche Boerse AG

 $

 1,714,390

 Consumer Finance - 1.0%

 50,800

 Capital One Financial Corp.

 $

 2,871,724

 Asset Management & Custody Banks - 0.0%

 821

 Reinet Investments SCA *

 $

 14,760

 Diversified Capital Markets - 1.0%

 155,220

 Credit Suisse Group AG

 $

 2,987,055

 Total Diversified Financials

 $

 8,986,897

 Insurance - 3.8%

 Life & Health Insurance - 1.2%

 320,200

 T&D Holdings, Inc.

 $

 3,261,658

 Multi-line Insurance - 2.6%

 40,400

 Allianz SE

 $

 4,434,776

 596,460

 Aviva Plc

 3,092,082

 $

 7,526,858

 Total Insurance

 $

 10,788,516

 Real Estate - 0.5%

 Diversified REIT's - 0.5%

 1,300

 United Urban Investment Corp.

 $

 1,453,999

 Total Real Estate

 $

 1,453,999

 Technology Hardware & Equipment - 2.2%

 Communications Equipment - 1.3%

 397,700

 Telefonaktiebolaget LM Ericsson

 $

 3,709,685

 Computer Storage & Peripherals - 0.4%

 222,000

 Catcher Technology Co., Ltd.

 $

 1,117,542

 Electronic Manufacturing Services - 0.5%

 476,300

 Hon Hai Precision Industry Co., Ltd.

 $

 1,359,728

 Total Technology Hardware & Equipment

 $

 6,186,955

 Semiconductors & Semiconductor Equipment - 3.4%

 Semiconductor Equipment - 1.2%

 316,100

 ASM Pacific Technology, Ltd.

 $

 3,529,335

 Semiconductors - 2.2%

 8,000

 Samsung Electronics Co., Ltd. (G.D.R.)

 $

 4,374,066

 94,320

 SK Hynix, Inc.

 1,774,679

 $

 6,148,745

 Total Semiconductors & Semiconductor Equipment

 $

 9,678,080

 Telecommunication Services - 4.4%

 Integrated Telecommunication Services - 3.2%

 4,353,000

 PCCW, Ltd.

 $

 1,675,103

 9,232,600

 Telecom Italia S.p.A.

 7,296,079

 $

 8,971,182

 Wireless Telecommunication Services - 1.2%

 1,209,221

 Vodafone Group Plc

 $

 3,486,328

 Total Telecommunication Services

 $

 12,457,510

 Utilities - 4.8%

 Electric Utilities - 0.4%

 368,800

 Enel S.p.A.

 $

 1,212,955

 Multi-Utilities - 2.2%

 131,500

 GDF Suez

 $

 3,231,041

 268,953

 National Grid Plc

 2,916,910

 $

 6,147,951

 Water Utilities - 2.2%

 3,956,800

 Guangdong Investment, Ltd.

 $

 2,927,755

 1,298,300

 Manila Water Co., Inc.

 834,166

 229,685

 Suez Environnement Co.

 2,572,694

 $

 6,334,615

 Total Utilities

 $

 13,695,521

 TOTAL COMMON STOCKS

 (Cost $282,580,211)

 $

 279,275,807

 Principal Amount ($)

 CORPORATE BONDS - 1.0%

 Materials - 0.2%

 Paper Packaging - 0.2%

 765,000

 BB-/B1

 Sealed Air Corp., 6.875%, 7/15/33 (144A)

 $

 707,625

 Total Materials

 $

 707,625

 Banks - 0.8%

 Diversified Banks - 0.8%

 EURO

 700,000

 5.02

 BBB+/Ba2

 BNP Paribas SA, Floating Rate Note, 4/29/49 (Perpetual)

 $

 669,176

 EURO

 1,400,000

 8.05

 BB+/Ba2

 Intesa Sanpaolo S.p.A., Floating Rate Note, 6/29/49 (Perpetual)

 1,515,332

 $

 2,184,508

 Total Banks

 $

 2,184,508

 TOTAL CORPORATE BONDS

 (Cost $2,596,502)

 $

 2,892,133

 TOTAL INVESTMENT IN SECURITIES - 99.1%

 (Cost $285,176,713) (a)

 $

 282,167,940

 OTHER ASSETS & LIABILITIES - 0.9%

 $

 2,504,894

 TOTAL NET ASSETS - 100.0%

 $

 284,672,834

 *

 Non-income producing security.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At August 31, 2012, the value of these securities amounted to $707,625 or 0.2% of total net assets.

 (A.D.R.)

 American Depositary Receipts.

 (G.D.R.)

 Global Depositary Receipts.

 (Perpetual)

 Security with no stated maturity date.

 (a)

 At August 31, 2012, the net unrealized loss on investments based on cost for federal income tax purposes of $289,325,460 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 41,198,387

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (48,355,907)

 Net unrealized loss

 $

 (7,157,520)

 (b)

 Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

 Japan

 17.1%

 United Kingdom

 13.4%

 Switzerland

 8.7%

 Hong Kong

 8.4%

 Germany

 6.2%

 France

 5.9%

 Italy

 5.3%

 United States

 4.5%

 Brazil

 3.2%

 Ireland

 3.2%

 Russian Federation

 2.9%

 Sweden

 2.6%

 South Africa

 2.3%

 Korea, Republic Of

 2.2%

 Luxembourg

 2.2%

 Australia

 2.1%

 Philippines

 1.3%

 Mexico

 1.2%

 Other (individually less than 1%)

 7.3%

 100.0%

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EURO

 Euro

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of August 31, 2012, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks*

$
41,027,920

$
238,247,887

$
-

$
279,275,807

 Corporate Bonds

-

2,892,133

-

2,892,133

 Total

$
41,027,920

$
241,140,020

-

$
282,167,940

 Other Financial Instruments**

$
-

$
(327,444
)

-

$
(327,444
)

 * Level 2 securities are valued by independent pricing services using fair value factors.

 ** Other financial instruments include the unrealized gain (loss) on forward foreign currency contracts.

The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Common

 Stocks

 Balance as of 11/30/11

$
1,080,355

 Realized gain (loss)1

(1,080,355
)

 Change in unrealized appreciation (depreciation)2

-

 Net purchases (sales)

-

 Transfers in and out of Level 3*

-

 Balance as of 8/31/12

$
-

1

 Realized gain (loss) on these securities is included in the net realized gain

 (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer International Value Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date October 30, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date October 30, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer and Chief Financial and Accounting Officer Date October 30, 2012 * Print the name and title of each signing officer under his or her signature.